Organization and Description of Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1. Organization and Description of Business

SharkNinja, Inc. (the “Company”) is a global product design and technology company that creates innovative lifestyle product solutions across multiple sub-categories, including Cleaning Appliances, Cooking and Beverage Appliances, Food Preparation Appliances and Other products under the brands of “Shark” and “Ninja.” SharkNinja, Inc. is headquartered in Needham, Massachusetts, and distributes products throughout North America, Europe, and other select international markets.

SharkNinja, Inc. was incorporated in the Cayman Islands on May 17, 2023 as a wholly-owned subsidiary of JS Global Lifestyle Company Limited (“JS Global” or the “Former Parent”). The Company was formed for the purpose of completing the listing of the Company on the New York Stock Exchange (“NYSE”) and related transactions to carry on the business of SharkNinja Global SPV, Ltd., and its subsidiaries.

SharkNinja Global SPV, Ltd. was incorporated in 2017 as a wholly-owned subsidiary of JS Global. Prior to July 28, 2023, SharkNinja Global SPV, Ltd. operated as a combination of wholly-owned businesses of JS Global, which is a listed entity on the Hong Kong Stock Exchange.

On July 30, 2023, in connection with (1) the separation (the “separation”) of the Company from JS Global and (2) the distribution to the holders of JS Global ordinary shares of all of JS Global’s equity interest in SharkNinja Global SPV, LTD. in the form of a dividend of the Company’s ordinary shares, JS Global contributed all outstanding shares of SharkNinja Global SPV, Ltd. to SharkNinja, Inc. in exchange for shares of SharkNinja, Inc. On July 31, 2023, JS Global distributed 138,982,872 shares of common stock of SharkNinja, Inc. to the holders of JS Global ordinary shares and SharkNinja, Inc. began trading on the NYSE.

Because the separation and distribution was considered a transaction between entities under common control, the financial statements for periods prior to the transaction and the listing on the NYSE have been adjusted to combine the previously separate entities, SharkNinja, Inc. and SharkNinja Global SPV, Ltd., for presentation purposes. Further, the distributed share amount of SharkNinja, Inc. is reflected for all shares and related financial information in these consolidated financial statements.

SharkNinja Global SPV, Ltd. prior to the separation and distribution, together with SharkNinja, Inc. and its subsidiaries subsequent to the separation and distribution are herein referred to as “SharkNinja” or the “Company”.